Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attributable to Pintec Technology Holdings Limited shareholders	$ (45,048)	¥ (293,935)	¥ (905,895)	¥ 2,171
Accretion on Pre-IPO Preferred Shares redemption value | ¥				(76,770)
Net loss attributable to ordinary shareholders	$ (45,048)	¥ (293,935)	¥ (905,895)	¥ (74,599)
Denominator:
Weighted average ordinary shares outstanding-basic and diluted | shares	297,334,389	297,334,389	282,129,663	101,094,197
Loss per ordinary share basic and diluted | (per share)	$ (0.15)	¥ (0.99)	¥ (3.21)	¥ (0.74)